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                                              Rule 497(d)
                                              Reg. No. 333-44074



                              National Equity Trust
                          Low Five Portfolio Series 34


                 Supplement to Prospectus dated October 3, 2000



The Termination Date shall be amended to substitute "October 26, 2001" for "October 11, 2001."